Related Party Transactions - Summary of Compensation to Directors and Executive Officers (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related Party [Abstract]
Short-term employee benefits	$ 1,088,706	$ 1,168,934
Post-employment benefits	9,318	9,332
Share-based payments	34	111,703
Compensation, Total	$ 1,098,058	$ 1,289,969